Derivative financial instruments - Disclosure of total derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative financial assets	£ 252,459	£ 293,530
Derivative liabilities	(240,808)	(279,415)
Derivatives
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	100,792,243	84,435,447
At fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative financial assets	252,459	293,530
Derivative liabilities	(240,808)	(279,415)
Derivatives held for risk management | Derivatives
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	320,316	310,376
Derivatives held for risk management | At fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for held for risk management	2,716	2,539
Derivative liabilities held for risk management	(681)	(820)
Derivatives held for trading | Derivatives
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	100,471,927	84,125,071
Derivatives held for trading | At fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for trading	249,743	290,991
Derivative liabilities held for trading	£ (240,127)	£ (278,595)